CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Previously Reported	BayBridge Promissory Notes	Bellridge Convertible Note	Global Ichiban Convertible Note	GS Capital Convertible Note	Power Up Convertible Note	St. George Convertible Note	Preferred Stock Series A Preferred Stock	Preferred Stock Series A Preferred Stock Previously Reported	Preferred Stock Series A1 Preferred Stock	Preferred Stock Series A1 Preferred Stock TubeSolar	Common Stock	Common Stock TubeSolar	Common Stock Previously Reported	Common Stock BayBridge Promissory Notes	Common Stock Bellridge Convertible Note	Common Stock Global Ichiban Convertible Note	Common Stock GS Capital Convertible Note	Common Stock Power Up Convertible Note	Common Stock St. George Convertible Note	Additional Paid-In Capital	Additional Paid-In Capital TubeSolar	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital BayBridge Promissory Notes	Additional Paid-In Capital Bellridge Convertible Note	Additional Paid-In Capital Global Ichiban Convertible Note	Additional Paid-In Capital GS Capital Convertible Note	Additional Paid-In Capital Power Up Convertible Note	Additional Paid-In Capital St. George Convertible Note	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance at Dec. 31, 2018	$ (22,635,896)								$ 6				$ 6,354									$ 395,889,712									$ (418,531,968)
Beginning balance (in shares) at Dec. 31, 2018									60,756				63,537,885
Interest Expense paid with Common Stock	117,254												$ 18,766									98,488
Interest expense paid with common stock (in shares)													187,649,473
Stock issued for fees	79,865												$ 39,934									39,931
Stock issued for fees (in shares)													399,336,751
Stock based compensation	20,750																					20,750
Loss on Extinguishment of Liabilities	878,788																					878,788
Conversion of shares			$ 281,900	$ 243,000	$ 115,000	$ 84,069	$ 267,680	$ 309,070	$ (1)							$ 95,969	$ 98,360	$ 960	$ 44,116	$ 57,223	$ 114,236	1			$ 185,931	$ 144,640	$ 114,040	$ 39,953	$ 210,457	$ 194,834
Conversion of shares (in shares)									(12,656)				1			959,692,046	983,601,030	9,595,327	441,155,770	572,231,537	1,142,361,830
Net Income (Loss)	(4,868,261)																														(4,868,261)
Ending balance at Dec. 31, 2019	(25,106,781)	$ (25,106,781)							$ 5	$ 5			$ 475,917		$ 475,918							397,817,526		$ 397,817,525							(423,400,229)	$ (423,400,229)
Ending balance (in shares) at Dec. 31, 2019									48,100	48,100			4,759,161,650		4,759,161,650
Interest Expense paid with Common Stock	2,132												$ 2,132
Interest expense paid with common stock (in shares)													21,328,800
Proceeds from issuance of Series 1A Preferred Stock	2,000,000																					2,000,000
Proceeds from issuance of Series 1A Preferred Stock (in shares)											2,000
Conversion of shares				45,000													$ 45,000
Conversion of shares (in shares)																	450,000,000
Net Income (Loss)	5,035,232																														5,035,232
Ending balance at Jun. 30, 2020	(18,024,417)								$ 5				$ 523,049									399,817,526									(418,364,997)
Ending balance (in shares) at Jun. 30, 2020									48,100		2,000		5,230,490,450
Beginning balance at Dec. 31, 2019	(25,106,781)	(25,106,781)							$ 5	$ 5			$ 475,917		$ 475,918							397,817,526		397,817,525							(423,400,229)	(423,400,229)
Beginning balance (in shares) at Dec. 31, 2019									48,100	48,100			4,759,161,650		4,759,161,650
Net Income (Loss)	7,625,853
Ending balance at Sep. 30, 2020	(15,433,796)								$ 5				$ 523,049									399,817,526									(415,774,376)
Ending balance (in shares) at Sep. 30, 2020									48,100		2,000		5,230,490,450
Beginning balance at Dec. 31, 2019	(25,106,781)	$ (25,106,781)							$ 5	$ 5			$ 475,917		$ 475,918							397,817,526		$ 397,817,525							(423,400,229)	$ (423,400,229)
Beginning balance (in shares) at Dec. 31, 2019									48,100	48,100			4,759,161,650		4,759,161,650
Interest Expense paid with Common Stock	2,132												$ 2,132.00
Interest expense paid with common stock (in shares)													21,328,800
Proceeds from issuance of Series 1A Preferred Stock	1,300,000																					1,300,000
Proceeds from issuance of Series 1A Preferred Stock (in shares)											1,300
Loss on Extinguishment of Liabilities	150,000																					150,000
Conversion of shares	1,200,000			$ 45,000	600,002								$ 1,200,000.00				$ 45,000.00	$ 87,208.00									512,794
Conversion of shares (in shares)													12,000,000,000				450,000,000	872,093,023
Net Income (Loss)	1,617,444																														1,617,444
Ending balance at Dec. 31, 2020	(20,192,203)								$ 5				$ 1,810,258									399,780,319									(421,782,785)
Ending balance (in shares) at Dec. 31, 2020									48,100		1,300		18,102,583,473
Beginning balance at Jun. 30, 2020	(18,024,417)								$ 5				$ 523,049									399,817,526									(418,364,997)
Beginning balance (in shares) at Jun. 30, 2020									48,100		2,000		5,230,490,450
Net Income (Loss)	2,590,621																														2,590,621
Ending balance at Sep. 30, 2020	(15,433,796)								$ 5				$ 523,049									399,817,526									(415,774,376)
Ending balance (in shares) at Sep. 30, 2020									48,100		2,000		5,230,490,450
Beginning balance at Dec. 31, 2020	(20,192,203)								$ 5				$ 1,810,258									399,780,319									(421,782,785)
Beginning balance (in shares) at Dec. 31, 2020									48,100		1,300		18,102,583,473
Proceeds from issuance of Series 1A Preferred Stock	2,500,000																					2,500,000
Proceeds from issuance of Series 1A Preferred Stock (in shares)											2,500
Proceeds from issuance of Common Stock	3,000,000												$ 7,500									2,992,500
Proceeds from issuance of Common Stock (in shares)													75,000,000
Conversion of shares					$ 5,800,000													$ 16,800									$ 5,783,200
Conversion of shares (in shares)																		168,000,000
Net Income (Loss)	153,445																														153,445
Ending balance at Jun. 30, 2021	(7,052,679)								$ 5				$ 1,834,558									412,742,098									(421,629,340)
Ending balance (in shares) at Jun. 30, 2021									48,100		3,800		18,345,583,473
Relieved on Conversion of Derivative Liability	1,686,079																					1,686,079
Beginning balance at Dec. 31, 2020	(20,192,203)								$ 5				$ 1,810,258									399,780,319									(421,782,785)
Beginning balance (in shares) at Dec. 31, 2020									48,100		1,300		18,102,583,473
Net Income (Loss)	(2,411,469)
Ending balance at Sep. 30, 2021	(4,617,593)								$ 5				$ 1,967,891									417,608,765									(424,194,254)
Ending balance (in shares) at Sep. 30, 2021									48,100		3,700		19,678,916,809
Beginning balance at Jun. 30, 2021	(7,052,679)								$ 5				$ 1,834,558									412,742,098									(421,629,340)
Beginning balance (in shares) at Jun. 30, 2021									48,100		3,800		18,345,583,473
Proceeds from issuance of Common Stock	5,000,000												$ 33,333									4,966,667
Proceeds from issuance of Common Stock (in shares)													333,333,336
Conversion of shares														$ 100,000									$ (100,000)
Conversion of shares (in shares)												(100)		1,000,000,000
Net Income (Loss)	(2,564,914)																														(2,564,914)
Ending balance at Sep. 30, 2021	$ (4,617,593)								$ 5				$ 1,967,891									$ 417,608,765									$ (424,194,254)
Ending balance (in shares) at Sep. 30, 2021									48,100		3,700		19,678,916,809